June 27, 2005


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

    Re:  Van Eck Worldwide Insurance Trust
         File Nos. 033-13019 and 811-05083
         Post-Effective Amendment No. 29
         -------------------------------

Ladies and Gentleman:

     Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, on behalf of Van Eck Worldwide Insurance Trust (the "Company") is Post-Effective Amendment No. 29 to the Company's currently effective
Registration Statement on Form N-1A (the "Amendment"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Company.

     The purpose of this filing is to register the Company's S Class shares for the Van Eck Worldwide Insurance Trust.

     The Company intends to update the prospectuses and SAIs to include other non-material changes in a filing in July 2005 pursuant to Rule 485(b). The Company requests that this filing be made effective in 60 days pursuant to Rule 485(a)(1) under 1933 Act. The Company respectfully requests that the staff furnish any comments it may have as soon as possible preferably before July 27, 2005.

     If you have any questions or comments concerning this filing, please do not hesitate to contact me at 212-293-2031.

                                                 Very truly yours,


                                                 /s/ Patricia A. Maxey

                                                 Patricia A. Maxey


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